Legal Proceedings	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Legal Proceedings
Legal Proceedings

11. Legal Proceedings

In the ordinary course of business, the Company is from time to time, involved in various pending or threatened legal actions. The litigation process is inherently uncertain and it is possible that the resolution of such matters might have a material adverse effect upon the Company’s condensed consolidated financial condition and/or results of operations. However, matters currently pending or threatened are not expected to have a material adverse effect on the Company’s condensed consolidated financial position or results of operations.

10. Legal Proceedings

In the ordinary course of business, the Company is from time to time, involved in various pending or threatened legal actions. The litigation process is inherently uncertain and it is possible that the resolution of such matters might have a material adverse effect upon the Company’s consolidated financial condition and/or results of operations. However, matters currently pending or threatened are not expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.